Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41712
Entity Registrant Name	Chijet Motor Company, Inc.
Entity Central Index Key	0001957413
Entity Address, Address Line One	No. 8, Beijing South Road
Entity Address, Address Line Two	Economic & Technological Development Zone
Entity Address, City or Town	Yantai
Entity Address, Country	CN
Entity Address, Postal Zip Code	264006